SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities, carrying value	$ 312,893	$ 44,477
Accounts payable and accrued liabilities, contractual cash flows	312,893
Deferred revenue, carrying value	252,000
Deferred revenue, contractual cash flows	252,000
Loans payable, carrying value	40,000	40,000
Loans payable, contractual cash flows	40,000
Total, carrying value	604,893	$ 84,477
Total, contractual cash flows	604,893
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities	564,893
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total non current financial liabilities	40,000
Accounts payable and accrued liability [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities	312,893
Accounts payable and accrued liability [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total non current financial liabilities
Deferred revenue [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities	252,000
Deferred revenue [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total non current financial liabilities
Loan payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities
Loan payable [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total non current financial liabilities	$ 40,000